Cover	Jan. 13, 2023
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jan. 13, 2023
Entity Registrant Name	LIVEVOX HOLDINGS, INC.
Entity Incorporation, State Country Name	DE
Entity File Number	001-38825
Entity Tax Identification Number	82-3447941
Entity Address, Address Line One	655 Montgomery Street,
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	671-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001723648
Amendment Flag	false
Common Class A
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	LVOX
Security Exchange Name	NASDAQ
Warrant
Entity Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole Warrant exercisable to purchase one share of Class A common stock at an exercise price of $11.50
Trading Symbol	LVOXW
Security Exchange Name	NASDAQ
Units
Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one redeemable Warrant
Trading Symbol	LVOXU
Security Exchange Name	NASDAQ